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AXS Knowledge Leaders ETF
AXS Knowledge Leaders ETF
Investment Objective
The investment objective of the AXS Knowledge Leaders ETF (the “Fund”) is to provide long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AXS Knowledge Leaders ETF AXS Knowledge Leaders ETF
Management fee	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.03%	[1]
Total annual fund operating expenses	0.78%	[1]
[1]	“Other expenses” are estimated for the current fiscal year Actual expenses may differ from estimates.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
AXS Knowledge Leaders ETF | AXS Knowledge Leaders ETF | USD ($)	80	249	433	966

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Predecessor Fund’s (defined below) portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equities the Advisor considers to be highly innovative companies or “knowledge leaders.” The portfolio will include a diversified mix of mid- and large-cap companies from the developed world including North America, Europe and Asia.

The Fund’s advisor considers knowledge leaders to be companies that have demonstrated histories of successfully employing their research and development and have built competitive advantages using their own firm-specific resources such as proprietary knowledge, intellectual property or a unique distribution mechanism. Based on academic research, the advisor believes the market is generally inefficient at valuing such high growth companies because traditional financial data overlooks hidden value in such companies’ assets.

Using a proprietary methodology based on academic research, the advisor evaluates all of the equity securities in an investment universe comprised of companies in the top 85% of the market capitalization of the 22 traditional developed countries (excluding Hong Kong) with a stock price greater than $1, eliminating those companies with the lowest 10% trading liquidity (shares traded multiplied by share price). The advisor’s methodology is applied to create an intangible-adjusted financial history for each remaining company. The methodology does this by making adjustments to each company’s reported financial data since 1980 (or since the company’s inception, if later) that cause intangible investments to be treated as identical to tangible investments. For this purpose, intangible assets include research and development, advertising, brand development, and employee training expenses. The methodology then applies the advisor’s “knowledge leaders” screen, a proprietary, quantitative process used to measure a company’s intangible-adjusted financial history for knowledge and innovation intensity, financial strength, and profitability, based on certain criteria, including among others, a company’s investment in research and development, overall balance sheet quality, consistent earnings growth, and operating cash flows. Companies are graded on a “pass/fail” basis and those companies that pass each level of the screen are identified as knowledge leaders. The Fund’s advisor then constructs an equity portfolio from the group of knowledge leader stocks that in the advisor’s opinion has the greatest liquidity characteristics. The Fund will not hold the entire group of knowledge leader securities.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in securities the Fund’s advisor identifies as knowledge leaders at the time of investment, with not more than 25% in any one industry. Under normal market conditions, the Fund will invest at least 40% of its net assets in securities of companies located outside the United States. A company will be considered to be located outside the United States if it is domiciled in and tied economically to one or more non-U.S. countries and may include stocks of companies that trade in the form of depositary receipts. From time to time, the Fund may have a significant portion of its assets invested in a specific sector or geographical areas, including Japan, Europe and the U.S.

The Fund will invest primarily in securities issued by companies with market capitalizations over $500 million and may also invest in exchange-traded funds (“ETFs”), cash, cash equivalents and money market instruments.

When the advisor believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective, the Fund may invest some or all of its assets in cash or cash equivalents. When the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

The Fund may sell a position for various reasons, including: 1) the company ceases to meet the minimum criteria to be included in the group of knowledge leaders, 2) tax loss harvesting, or 3) the Fund’s investment advisor identifies an investment with superior liquidity characteristics.

Principal Risks of Investing
Performance

The Fund acquired the assets and liabilities of the Knowledge Leaders Developed World ETF, a series of the Investment Managers Series Trust (the “Predecessor Fund”), on July 19, 2024. As a result of the acquisition, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below reflect the performance of the Predecessor Fund.

The bar chart and table provide an indication of the risks of investing in the Predecessor Fund by showing changes in the Predecessor Fund’s performance from year-to-year and by showing how the Predecessor Fund’s average annual total returns for the one-year, five-year, and since inception periods ended December 31, 2023 compare with those of the Morgan Stanley Capital International World Equal Weighted Net Total Return USD Index (the “MSCI World Equal Weighted NR Index”), a broad-based securities index. The Fund also compares its performance with the returns of the Morningstar Developed Markets Large-Mid Cap Index. AXS believes the MSCI World Equal Weighted NR Index is a better representation of the Fund’s investment strategies. Additionally, the Fund compares its performance to the Morgan Stanley Capital International World Ex USA Equal Weighted Net Total Return USD Index (the “MSCI World Ex USA Equal Weighted NR Index”). The Predecessor Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The Fund’s performance information is accessible on the Fund’s website at www.axsinvestments.com.

Calendar-Year Total Return (before taxes)* for Predecessor Fund

The year-to-date total return for the Predecessor Fund as of June 30, 2024, was 5.27%.

Highest Calendar Quarter Return at NAV	19.50%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(15.88)%	Quarter Ended 06/30/2022

Average Annual Total Returns (for Period Ended December 31, 2023)
Average Annual Returns - AXS Knowledge Leaders ETF	Label	1 Year		5 Years		Since Inception		Inception Date
AXS Knowledge Leaders ETF	Return Before Taxes	17.53%		8.61%		7.28%		Jul. 07, 2015
Return After Taxes on Distributions | AXS Knowledge Leaders ETF	Return After Taxes on Distributions	17.15%	[1]	8.34%	[1]	7.04%	[1]	Jul. 07, 2015	[1]
Return After Taxes on Distributions and Sale of Fund Shares | AXS Knowledge Leaders ETF	Return After Taxes on Distributions and Sale of Fund Shares	10.63%	[1]	6.78%	[1]	5.82%	[1]	Jul. 07, 2015	[1]
MSCI World Equal Weighted NR Index (reflects no deduction for fees, expenses or taxes)	MSCI World Equal Weighted NR Index (reflects no deduction for fees, expenses or taxes)	16.70%		8.65%		6.47%		Jul. 07, 2015
MSCI World Ex USA Equal Weighted NR Index (reflects no deduction for fees, expenses or taxes)	MSCI World Ex USA Equal Weighted NR Index (reflects no deduction for fees, expenses or taxes)	16.33%		6.24%		4.74%		Jul. 07, 2015
Morningstar Developed Markets Large-Mid Cap Index (reflects no deduction for fees, expenses or taxes)	Morningstar Developed Markets Large-Mid Cap Index (reflects no deduction for fees, expenses or taxes)	23.43%		6.85%		9.16%		Jul. 07, 2015
MSCI ACWI (Net) Index (reflects no deduction for fees, expenses or taxes)	MSCI ACWI (Net) Index (reflects no deduction for fees, expenses or taxes)	22.20%		11.72%		8.67%		Jul. 07, 2015
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.

The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.